Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Jun. 30, 2025 $ / shares shares	Feb. 13, 2025 shares
Investments [Line Items]
Common shares received (in Shares) | shares				6,540,000
Interest, percentage	4.60%	4.20%
Net loss	$ (53,172)	$ (31,247)
Paramount [Member]
Investments [Line Items]
Common shares received (in Shares) | shares			833,333
Net loss	500	300
Carrying value of investment	$ 1,100	$ 900
Common share, per value | $ / shares			$ 0.6